Risk and uncertainties	12 Months Ended
Mar. 31, 2024
Risks and Uncertainties [Abstract]
Risk and uncertainties
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. Risk and uncertainties
The Bank continues to monitor the developments in the ongoing war between Russia and Ukraine and the recent the geo-political conflict between Israel and Hamas which complicates the geopolitical landscape. Following the Houthis group’s attack on international ships in the Red Sea, the United States and the United Kingdom launched a joint strike in Yemen. In April 2024, Iran was said to have launched a drone attack on Israel after the latter attacked Iran’s foreign consulate in Syria. While the conflict was contained at initial stages, a risk of further escalation still looms. The Bank seeks to manage the associated impacts on its customers and business.